Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue		$ 89,595	$ 60,514
Operating costs		(90,904)	(58,083)
Gross profit/(loss)		$ (1,309)	$ 2,431
Gross profit/(loss) ratio		(1.50%)	4.00%
Operating expenses
Selling expense		$ (2,342)	$ (2,199)
General and administrative expense		(9,439)	(14,513)
Share-based compensation		(1,893)	(807)
Total operating expenses		(13,674)	(17,519)
Loss from operations		(14,983)	(15,088)
Other income (expenses):
Interest income		(396)
Other income, net		1,148	2,333
Total other income, net		752	2,333
Loss before income taxes		(14,231)	(12,755)
Income tax expense		5	4
Net loss		(14,226)	(12,751)
Discontinued operations
Gain on disposal of discontinued operations			1
Net loss		(14,226)	(12,750)
Non-controlling interests		10	1,848
Net loss attributable to SOS Limited		(14,216)	(10,902)
Other comprehensive loss:
Foreign currency translation adjustment-net of tax		(3,892)	4,738
Total comprehensive loss		$ (18,108)	$ (6,164)
Weighted average number of ordinary shares
Basic (in Shares)		1,021,583,035	364,210,299
Diluted (in Shares)	[1]	1,021,583,035	364,210,299
LOSS PER SHARE
Basic (in Dollars per share)		$ (0.0139)	$ (0.0299)
Diluted (in Dollars per share)	[1]	$ (0.0139)	$ (0.0299)
None-GAAP adjusted net loss			$ (807)

[1]	N/A Anti-diluted shares not considered